Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment

9. Property, plant and equipment

	Right of use assets	Office and computer equipment	Fixtures and Fittings	Total
	(in thousands)
	£	£	£	£
Cost:
At December 31, 2018	—	210	406	616
Recognized on adoption of IFRS 16 Leases	455	—	—	455
Additions	530	27	12	569
Re-measurement	2	—	—	2
Disposals	—	(1)	—	(1)
Effect of foreign currency exchange differences	(5)	—	—	(5)
At December 31, 2019	982	236	418	1,636
Depreciation:
At December 31, 2018	—	96	93	189
Charge for the year	193	65	83	341
Disposals	—	(1)	—	(1)
Effect of foreign currency exchange differences	(2)	—	—	(2)
At December 31, 2019	191	160	176	527
Cost:
At December 31, 2019	982	236	418	1,636
Additions	—	90	291	381
Re-measurement	115	—	—	115
Effect of foreign currency exchange differences	(10)	—	—	(10)
At December 31, 2020	1,087	326	709	2,122
Depreciation:
At December 31, 2019	191	160	176	527
Charge for the year	268	61	83	412
Effect of foreign currency exchange differences	(6)	—	—	(6)
At December 31, 2020	453	221	259	933
Net book value:
At December 31, 2020	634	105	450	1,189
At December 31, 2019	791	76	242	1,109